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                                                        OMB APPROVAL
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                                               OMB Number:             3235-4056
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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.



-------------------------------------------------------------------------------
 1.    Name and Address of issuer:

       SunAmerica Equity Funds
       Harborside Financial Center
       3200 Plaza 5
       Jersey City, NJ 07311-4992
-------------------------------------------------------------------------------
 2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classesof securities of the issuer, check the box but do not list series or
       classes):              [X]

-------------------------------------------------------------------------------
 3.    Investment Company Act File Number: 811-4801

       Securities Act File Number: 33-8021

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 4(a). Last day of fiscal year for which this Form is filed:

       September 30, 2007
-------------------------------------------------------------------------------
 4(b). [_] Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.

-------------------------------------------------------------------------------
 4(c). [_] Check box if this is the last time the issuer will be filing this Form.



   PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

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
 5.     Calculation of registration fee:

        (i)    Aggregate sale price of securities sold during
               the fiscal year pursuant to section 24(f):                              $201,831,999
                                                                                       ------------
        (ii)   Aggregate price of securities redeemed
               or repurchased during the fiscal year:               $303,082,987
                                                                    --------------
        (iii)  Aggregate price of securities redeemed
               or repurchased during any PRIOR fiscal year
               ending no earlier than October 11, 1995 that were
               not previously used to reduce registration fees
               payable to the Commission:                           $458,797,119
                                                                    --------------
        (iv)   Total available redemption credits [add
               Items 5(ii) and 5(iii)]:                                            -   $761,880,106
                                                                                       ------------
        (v)    Net sales--if Item 5(i) is greater than
               Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                        $--
                                                                                       ------------
        ---------------------------------------------------------------------------
        (vi)   Redemption credits available for use in future
               years--if Item 5(i) is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                $(560,048,107)
                                                                    --------------
        ---------------------------------------------------------------------------

        (vii)  Multiplier for determining registration fee
               (See Instruction C.9):                                              X   0.0000307
                                                                                       ------------
        (viii) Registration fee due [multiply Item 5(v) by
               Item 5(vii)] (enter "0" if no fee is due):                          =   $--
                                                                                       ============
---------------------------------------------------------------------------------------------------
 6.     Prepaid Shares
        If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of1933 pursuant to rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or otherunits)
        deducted here: -0- . If there is a number of shares or other units that were registered pursuand to rule 24e-2 remainingunsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, thenstate that number here: -0- .

---------------------------------------------------------------------------------------------------
 7.     Interest due -- if this Form is being filed more than 90
        days after the end of the issuer's fiscal year(see
        Instruction D):
                                                                                   +   $--
                                                                                       ------------
---------------------------------------------------------------------------------------------------
 8.     Total of the amount of the registration fee due plus any interest due [line
        5(viii) plus line 7]:
                                                                                   =   $--
                                                                                       ============
---------------------------------------------------------------------------------------------------
 9.     Date the registration fee and any interest payment was sent to the
        Commission's lock box depository:

               Method of Delivery:

                             [_]  Wire Transfer
                             [_]  Mail or other means
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Gregory R. Kingston

                          --------------------------
                          Gregory R. Kingston,
                          Assistant Treasurer

Date December 28, 2007

* Please print the name and title of the signing officer below the signature.